Operating segments	12 Months Ended
Dec. 31, 2018
Operating segments
Operating segments

24.  Operating segments

The Company is managed as a single business unit that provides air transportation services. The Company has two geographic segments identified below:

	2018		2017		2016
Operating revenues:
Domestic (Mexico)	Ps.	18,493,476	Ps.	17,272,946	Ps.	15,694,044
International:
United States of America and Central America*		8,811,674		7,515,240		7,777,516
Total operating revenues	Ps.	27,305,150	Ps.	24,788,186	Ps.	23,471,560

*United States of America represents approximately 32%,  30% and 32% of total revenues from external customers in 2018, 2017 and 2016, respectively.

Revenues are allocated by geographic segments based upon the origin of each flight.

The Company does not have material non-current assets located in foreign countries.